SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT (NO. 33-53683) UNDER
THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 42	[X]
and

REGISTRATION STATEMENT (NO. 811-07175) UNDER THE INVESTMENT COMPANY ACT

OF 1940

AMENDMENT NO. 45

[X]

Vanguard Tax-Managed Funds

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)

[X]	on May 10, 2012 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-
Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on
the 10th day of May 2012.
VANGUARD TAX-MANAGED FUNDS
BY: /s/ F. William McNabb III*
F. William McNabb III
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	May 10, 2012
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	May 10, 2012
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	May 10, 2012
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	May 10, 2012
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	May 10, 2012
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	May 10, 2012
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	May 10, 2012
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	May 10, 2012
Scsott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	May 10, 2012
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	May 10, 2012
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	May 10, 2012
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	May 10, 2012
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444. Incorporated by Reference.

C-1

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE